Fresh Start Accounting - Adjustment Retained Earnings (Accumulated Deficit) (Details) - USD ($) $ in Thousands	Sep. 01, 2019	Aug. 31, 2019
Reorganizations [Abstract]
Cancellation of Predecessor additional paid-in capital	$ 436,986
Loss on equity rights offering discount, net	(7,411)
Gain on settlement of Liabilities subject to compromise	559,737	$ 559,737
Total adjustment to Retained earnings (accumulated deficit)	$ 989,312